                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment |_|; Amendment Number:
     This Amendment (Check only one.): |_| is a restatement.
                                       |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    McCarthy Group, Inc.
Address: First National Tower, 1601 Dodge Street, Suite 3800
         Omaha, Nebraska
         68102

Form 13F File Number: 28-05487

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michelle M. Swanger
Title: Vice President / Controller
Phone: (402) 932-8600

Signature, Place, and Date of Signing:


       /s/ Michelle M. Swanger          Omaha, Nebraska   8/8/06
       ------------------------------   ---------------   ------
              [Signature]                [City, State]    [Date]

Report type (Check only one.):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|X| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

     28-10992                 McCarthy Capital Corporation
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         -0-
Form 13F Information Table Entry Total:    -0-
Form 13F Information Table Value Total:   $-0-
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number   Name

NONE   28-__________          _____________________

[Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

   COLUMN 1         COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8

                                               VALUE    SHRS OR   SH/   PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER   TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________

                          Form 13F INFORMATIONAL TABLE

   COLUMN 1         COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8

                                               VALUE    SHRS OR   SH/   PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER   TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________
___________________________________________________________________________________________________________________________